Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses
Clinical trial related costs	$ 73,693	$ 45,250	$ 38,589
Personnel compensation and related costs	35,340	24,848	21,698
Other research and development expenses	5,128	5,425	6,584
Research and development expenses	$ 114,161	$ 75,523	$ 66,871